February 11, 2015

Vivaldi Orinda Hedged Equity Fund

Class A Shares (OHEAX)
Class I Shares (OHEIX)

A series of Advisors Series Trust (the “Trust”)

Supplement to the Summary Prospectus and Prospectus dated June 28, 2014, as supplemented

Effective immediately, Kyle Mowery of Vivaldi Asset Management, LLC, a sub-adviser to the Vivaldi Orinda Hedged Equity Fund (the “Fund”), is added as a new portfolio manager of the Fund.  Accordingly, please see the following revisions to the Summary Prospectus and Prospectus, each dated June 28, 2014, as supplemented.  Note that this Supplement supersedes previous supplements where applicable.

•	Management – The table on page 7 of the Prospectus and page 5 of the Summary Prospectus is hereby deleted and replaced as follows (the new portfolio manager is in bold face type and underlined):

Investment Adviser	Portfolio Manager	Managed the Fund Since:
Orinda Asset Management, LLC	Craig Kirkpatrick, Managing Partner, President	2013
Sub-Advisers	Portfolio Managers	Managed the Fund Since:
GRT Capital Partners, LLC	Edmund D. Kellogg, CFA, PM	2011
Weatherbie Capital, LLC (formerly, M.A. Weatherbie & Co., Inc.)	Joshua Bennett, CFA, Managing Director, PM Daniel Brazeau, CFA, Managing Director, PM H. George Dai, Co-Lead PM	2011 2011 2011
Vivaldi Asset Management, LLC	Michael Peck, CFA, President, Co-CIO, PM Scott Hergott, Director of Research, Co-CIO, PM Kyle Mowery, PM	2014 2014 2015
Brookmont Capital Management, LLC	Robert Bugg, Principal, CIO, PM	2014
William Harris Investors, Inc.	Jerome Kahn, Jr., Co-PM Charles Polsky, Senior VP, Co-PM Rick Salin, Co-PM Bill Tuebo, Co-PM	2014 2014 2014 2014

•
The Sub-Advisers and Portfolio Managers – In the section entitled “The Sub-Advisers and Portfolio Managers Applicable to the Hedged Equity Fund” beginning on page 32 of the Prospectus, the sub-section regarding “Vivaldi Asset Management, LLC” is hereby modified as follows (the new information is in bold face type and underlined):

Vivaldi Asset Management, LLC (“Vivaldi”), 1622 Willow Road, Suite 101, Northfield, Illinois  60093, is an SEC-registered investment advisory firm that provides investment advisory services to an alternative strategy closed-end mutual fund.  As of September 30, 2014, approximately $550 million of assets were under the management of Vivaldi and its affiliates.

Mr. Michael Peck, CFA, joined Vivaldi Asset Management, LLC in 2012 and is currently President and Co-Chief Investment Officer.  Prior to Vivaldi, Mr. Peck was a Portfolio Manager at Coe Capital Management, a Chicago-based registered investment adviser, from 2010 to February 2012.  From 2006 to 2008, Mr. Peck was a Financial Analyst/Risk Manager for Bond Companies.  Mr. Peck graduated from Lehigh University with a Bachelor of Science in Accounting.  Mr. Peck also holds a Masters in Finance and a Masters in Business Administration (Finance & Real Estate) from DePaul University and is a Chartered Financial Analyst (“CFA”) charterholder.

Mr. Scott Hergott joined Vivaldi Asset Management, LLC in January 2013 and currently serves as both the Director of Research and Co-Chief Investment Officer.  From 2010 to 2012, Mr. Hergott held both risk management and business development roles at Citadel – specifically the Pioneer Path platform of portfolio managers.  Prior to Citadel, from 2003 to 2009, Mr. Hergott was a Portfolio Manager at Iron Partners, LLC, a fund of hedge funds, where he was responsible for sourcing managers and performing investment due-diligence.  Mr. Hergott is a graduate from Northeastern Illinois University.

Mr. Kyle Mowery joined Vivaldi Asset Management, LLC in 2015 and is currently a portfolio manager to the Hedged Equity Fund.  Mr. Mowery is also Managing Partner of GrizzlyRock Capital, LLC (“GrizzlyRock”).  Mr. Mowery graduated from the University of Chicago Booth School of Business with a Master of Business Administration degree and from the University of California, Los Angeles with a degree in Economics.  Prior to founding GrizzlyRock in 2012, Mr. Mowery served in Leveraged Finance at BMO.  Before joining BMO in 2010, Mr. Mowery was an Analyst at McDonnell Investment Management, LLC.  Before joining McDonnell Investment Management in 2007, Mr. Mowery was an Analyst at Pacific Alternative Asset Management Company.

Please retain this Supplement with your Summary Prospectus and Prospectus.
The date of this Supplement is February 11, 2015.

 2

February 11, 2015

Vivaldi Orinda Hedged Equity Fund

Class A Shares (OHEAX)
Class I Shares (OHEIX)

A series of Advisors Series Trust (the “Trust”)

Supplement to the Statement of Additional Information (“SAI”) dated June 28, 2014, as supplemented

Effective immediately, Kyle Mowery of Vivaldi Asset Management, LLC, a sub-adviser to the Vivaldi Orinda Hedged Equity Fund (the “Fund”), is added as a new portfolio manager of the Fund.  Accordingly, please see the following revisions to the SAI dated June 28, 2014, as supplemented.  Note that this Supplement supersedes previous supplements where applicable.

•	Portfolio Managers – The information on pages 45-46 of the SAI in the “Portfolio Managers – Hedged Equity Fund” section is hereby replaced as follows (changes are in bold face type and underlined):

Mr. Edmund D. Kellogg of GRT, Messrs. Joshua Bennett, Daniel Brazeau, H. George Dai of Weatherbie, Messrs. Michael Peck, Scott Hergott and Kyle Mowery of Vivaldi, Mr. Robert Bugg of Brookmont, and Messrs. Jerome Kahn, Jr., Charles Polsky, Rick Salin, and Bill Tuebo of WHI are the portfolio managers principally responsible for the day-to-day management of each Sub-Adviser’s allocated portion of the Hedged Equity Fund’s portfolio.  The following table shows the number of other accounts managed by the portfolio managers and the total assets in the accounts managed within various categories as of February 28, 2014 for portfolio managers managing the Hedged Equity Fund before October 20, 2014, as of July 31, 2014 for portfolio managers added on October 20, 2014, and as of December 31, 2014 for the portfolio manager added on February 11, 2015.

	Registered Investment Companies (excluding the Fund)		Other Pooled Investment Vehicles		Other Accounts
Sub-Adviser Portfolio Managers	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
GRT
Edmund D. Kellogg	0	$0	1	$5.2 million	1	$4.6 million
Weatherbie
Joshua Bennett	2	$32.5 million	1	$29 million	27	$431.8 million
Daniel Brazeau	2	$32.5 million	1	$29 million	27	$431.8 million
H. George Dai	2	$32.5 million	1	$29 million	27	$431.8 million
Vivaldi
Michael Peck	1	$27.4 million	1	$68.6 million	597	$407 million
Scott Hergott	1	$27.4 million	1	$68.6 million	597	$407 million
Kyle Mowery	0	$0	1	$7 million	0	$0
Brookmont
Robert Bugg	16	$259.7 million	1	$25.4 million	109	$164.4 million
WHI
Jerome Kahn, Jr.	0	$0	1	$371.6 million	0	$0
Charles Polsky	0	$0	3	$377.5 million	0	$0
Bill Tuebo	0	$0	1	$371.6 million	0	$0
Rick Salin	0	$0	1	$371.6 million	0	$0

The following table shows the number of other accounts managed by the portfolio managers and the total assets in the accounts managed within various categories in which the management fee is based on account performance.

	Registered Investment Companies (excluding the Fund)		Other Pooled Investment Vehicles		Other Accounts
Sub-Adviser Portfolio Managers	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
GRT
Edmund D. Kellogg	0	$0	1	$5.2 million	1	$4.6 million
Weatherbie
Joshua Bennett	0	$0	1	$29 million	1	$5 million
Daniel Brazeau	0	$0	1	$29 million	1	$5 million
H. George Dai	0	$0	1	$29 million	1	$5 million
Vivaldi
Michael Peck	0	$0	0	$0	0	$0
Scott Hergott	0	$0	0	$0	0	$0
Kyle Mowery	0	$0	1	$7 million	0	$0
Brookmont
Robert Bugg	0	$0	0	$0	0	$0
WHI
Jerome Kahn, Jr.	0	$0	1	$371.6 million	0	$0
Charles Polsky	0	$0	3	$377.5 million	0	$0
Bill Tuebo	0	$0	1	$371.6 million	0	$0
Rick Salin	0	$0	1	$371.6 million	0	$0

•
Conflicts of Interest and Compensation – The following information is added to the “Conflicts of Interest and Compensation – Hedged Equity Fund Sub-Advisers” section on page 48 of the SAI (changes are in bold face type and underlined):

Vivaldi – Material Conflicts of Interest.
Mr. Peck and Mr. Hergott are both portfolio managers of the Funds, and in addition they both act as Co-Chief Investment Officers for Vivaldi Capital Management, LLC, an affiliate of Vivaldi and an SEC-registered investment adviser.   Both are responsible for overseeing portfolios of hedge fund investments on a fee-only basis.  Neither portfolio manager manages investment accounts where they receive performance based compensation.

In addition to the Fund, Vivaldi is currently the adviser to the Infinity Core Alternative Fund (“ICAF”).  ICAF is a is a closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”) and organized as a Maryland business trust on August 15, 2013.  ICAF does not hold any securities directly but rather invests in a number of hedge funds managed by external managers.  The set of external managers utilized by ICAF will generally be different than the Sub-Advisers to the Hedged Equity Fund due to many factors which may include: difference in liquidity constraints, investment parameters, concentration restrictions, and leverage limits.  There exists, however, a potential conflict should ICAF, or any other future account of Vivaldi, be favored over the Hedged Equity Fund.  It is the intention of Vivaldi to treat all accounts equally and fairly.  To the extent any Sub-Adviser to the Hedged Equity Fund is also a manager to a hedge fund invested in by ICAF, or any other future account of Vivaldi, any buy and/or sell orders for the same securities will normally be placed concurrently for all relevant accounts.

No material conflicts of interest are presented in connection with the simultaneous management of the Fund and Vivaldi’s other accounts.

Mr. Mowery is a portfolio manager of the Hedged Equity Fund.  Mr. Mowery is also the Founder and Managing Partner of GrizzlyRock Capital, LLC (“GrizzlyRock”), and serves as portfolio manager for a private fund managed by GrizzlyRock.  GrizzlyRock charges a performance fee for management of the private fund, and as a Managing Partner of GrizzlyRock, Mr. Mowery shares in the profits of GrizzlyRock.  A potential conflict of interest exists between the Hedged Equity Fund and other accounts managed by Mr. Mowery.  Where conflicts of interest arise between the Hedged Equity Fund and other accounts managed by Mr. Mowery, it is Vivaldi’s intention to proceed in a manner that ensures that the Hedged Equity Fund will not be treated less favorably.  In such instances, securities will be allocated in accordance with Vivaldi’s trade allocation policy.  It is Vivaldi’s current policy for Mr. Mowery to place any buy and/or sell orders for the same securities for relevant accounts on a rotating basis.

Vivaldi – Compensation.
Mr. Peck and Mr. Hergott receive base salaries, bonuses and retirement plans, none of which are based on performance.  In addition, they are both partners of Vivaldi and receive compensation based on the overall profitability of the firm.  Mr. Mowery receives a fixed salary and a bonus, neither of which are based on performance.  Mr. Mowery’s bonus is discretionary, based on individual and firm level performance.

•
Portfolio Manager Ownership in the Fund – The paragraph and second table in the section entitled “Portfolio Manager Ownership in the Funds” on page 51 of the SAI is deleted and replaced as follows (changes are in bold face type and underlined):

Securities Owned in the Funds by the Portfolio Managers.  As of February 28, 2014, the portfolio managers owned the following securities in the Funds for portfolio managers managing the Funds before October 20, 2014, as of July 31, 2014 for portfolio managers added on October 20, 2014, and as of December 31, 2014 for the portfolio manager added on February 11, 2015:

Name of Portfolio Manager	Dollar Range of Equity Securities in the Hedged Equity Fund Beneficially Owned (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001 - $500,000, $500,001 - $1,000,000, Over $1,000,000)
Orinda
Craig Kirkpatrick	$10,001 - $50,000
GRT
Edmund D. Kellogg	None
Weatherbie
Joshua Bennett	None
Daniel Brazeau	None
H. George Dai	None
Vivaldi
Michael Peck	None
Scott Hergott	None
Kyle Mowery	None
Brookmont
Robert Bugg	None
WHI
Jerome Kahn, Jr.	None
Charles Polsky	None
Bill Tuebo	None

Name of Portfolio Manager	Dollar Range of Equity Securities in the Hedged Equity Fund Beneficially Owned (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001 - $500,000, $500,001 - $1,000,000, Over $1,000,000)
Rick Salin	None

Please retain this Supplement with your SAI.
The date of this Supplement is February 11, 2015.